Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment information
Summary of the Company's total revenues by geography

	2020	2019
	$	$
Canada	5,828,186	889,284
United States	1,463,510	852,599
Europe	265,711	1,488,208
Mexico	174,818	122,890
Asia	—	1,399,824
Israel	4,007	—
Saudi Arabia	9,523,353	—
China	296,031	—
Australia	—	53,190
South America	181,184	7,983
Africa	38,229	—
	17,775,029	4,813,978